Financial Instruments And Fair Value Measurements - Schedule of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of products [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	$ 7	$ (1)	$ 96	$ 0	$ 0
Cost of products [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	7	(1)
Cost of products [Member] | Not Designated as Hedging Instrument [Member] | Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0
Cost of products [Member] | Not Designated as Hedging Instrument [Member] | Equity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0
Cost of products [Member] | Not Designated as Hedging Instrument [Member] | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0
Cost of products [Member] | Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	27	9	(54)	8	11
Cost of products [Member] | Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	27	9
Cost of products [Member] | Net Investment Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0	0	0	0
Cost of products [Member] | Net Investment Hedging [Member] | Designated as Hedging Instrument [Member] | Currency Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0
Cost of products [Member] | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net			0	12	(15)
Cost of services [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	2	0
Cost of services [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	2	0
Cost of services [Member] | Not Designated as Hedging Instrument [Member] | Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0
Cost of services [Member] | Not Designated as Hedging Instrument [Member] | Equity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0
Cost of services [Member] | Not Designated as Hedging Instrument [Member] | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0
Cost of services [Member] | Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	6	2
Cost of services [Member] | Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	6	2
Cost of services [Member] | Net Investment Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0
Cost of services [Member] | Net Investment Hedging [Member] | Designated as Hedging Instrument [Member] | Currency Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0
Selling, general and administrative [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	15	0
Selling, general and administrative [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0
Selling, general and administrative [Member] | Not Designated as Hedging Instrument [Member] | Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0
Selling, general and administrative [Member] | Not Designated as Hedging Instrument [Member] | Equity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	15	0
Selling, general and administrative [Member] | Not Designated as Hedging Instrument [Member] | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0
Selling, general and administrative [Member] | Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0
Selling, general and administrative [Member] | Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0
Selling, general and administrative [Member] | Net Investment Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0
Selling, general and administrative [Member] | Net Investment Hedging [Member] | Designated as Hedging Instrument [Member] | Currency Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0
Other (income) expense – net [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	1	13	(22)	(10)	9
Other (income) expense – net [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	1	0
Other (income) expense – net [Member] | Not Designated as Hedging Instrument [Member] | Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	(1)	3
Other (income) expense – net [Member] | Not Designated as Hedging Instrument [Member] | Equity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	3	0
Other (income) expense – net [Member] | Not Designated as Hedging Instrument [Member] | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	(2)	10
Other (income) expense – net [Member] | Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0	0	0	0
Other (income) expense – net [Member] | Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0
Other (income) expense – net [Member] | Net Investment Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	0	0	0	0	0
Other (income) expense – net [Member] | Net Investment Hedging [Member] | Designated as Hedging Instrument [Member] | Currency Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net	$ 0	$ 0
Other (income) expense – net [Member] | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net			0	$ (24)	$ 19
Interest and other financial charges – net [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net			0
Interest and other financial charges – net [Member] | Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net			0
Interest and other financial charges – net [Member] | Net Investment Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net			0
Interest and other financial charges – net [Member] | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net			$ 0